Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net loss	$ (26,384,000)	$ (2,374,000)	$ (36,799,000)	$ (11,152,000)	$ (16,031,000)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of (discount) premium on marketable securities	237,000				(16,000)
Amortization of debt issuance costs	170,000	104,000	272,000
Amortization of redeemable convertible preferred stock warrant value				71,000
Depreciation	167,000	252,000	635,000	54,000	174,000
Loss on disposal of property and equipment				4,000
Revaluation of redeemable convertible preferred stock warrants		476,000	422,000	229,000	(570,000)
Stock-based compensation	2,732,000	809,000	3,429,000	858,000	1,037,000
Changes in assets and liabilities:
Prepaid expenses and other current assets	262,000	(3,595,000)	561,000	(809,000)	(209,000)
Restricted cash	4,845,000	(11,413,000)	(8,575,000)	14,416,000	(21,819,000)
Deferred licensor payment		352,000	352,000	1,188,000	(1,540,000)
Other assets		(6,000)	(6,000)	(12,000)
Accounts payable and other accrued liabilities	(1,404,000)	(1,384,000)	3,203,000	80,000	2,920,000
Deferred revenue		(3,847,000)	(3,847,000)	(12,984,000)	16,831,000
Deferred development funds	(5,111,000)	12,329,000	9,223,000	(14,652,000)	19,603,000
Deferred long term payable to licensor		1,268,000	(1,560,000)		1,560,000
Deferred rent	2,000	1,000	2,000	2,000	5,000
Net cash (used in) provided by operating activities	(24,484,000)	(7,028,000)	(32,688,000)	(22,707,000)	1,945,000
Investing activities
Purchases of marketable securities	(32,386,000)
Proceeds from sales of marketable securities					12,697,000
Investment in property and equipment	(42,000)	(131,000)	(190,000)	(696,000)	(100,000)
Net cash (used in) provided by investing activities	(32,428,000)	(131,000)	(190,000)	(696,000)	12,597,000
Financing activities
Borrowings on credit facility	10,000,000		5,000,000
Repayment on credit facility	(454,000)
Proceeds from initial public offering, net of issuance costs			72,479,000
Proceeds from common stock option and warrant exercises	641,000	48,000	133,000	17,000	58,000
Net proceeds from issuance of convertible preferred stock				36,287,000
Net cash provided by financing activities	10,187,000	48,000	77,612,000	36,304,000	58,000
Net increase (decrease) in cash and cash equivalents	(46,725,000)	(7,111,000)	44,734,000	12,901,000	14,600,000
Cash and cash equivalents at beginning of period	79,311,000	34,577,000	34,577,000	21,676,000	7,076,000
Cash and cash equivalents at end of period	32,586,000	27,466,000	79,311,000	34,577,000	21,676,000
Supplemental disclosures related to non-cash activities
Issuance of redeemable convertible preferred stock warrants for senior loan facility commitment			534,000	885,000
Reclassification of warrants to purchase common stock			3,101,000
Conversion of convertible preferred stock to common stock			107,743,000
Issuance of common stock for licensor payment			1,414,000
Issuance of common stock for services rendered	101,000	43,000	43,000		9,000
Interest expense paid in cash	681,000		147,000
Redeemable convertible preferred shares
Supplemental disclosures related to non-cash activities
Issuance of redeemable convertible preferred stock for licensor payment			158,000		195,000
Issuance of redeemable convertible preferred stock for services rendered					$ 175,000